Information About Components of Consolidated Statements of Financial Position - Schedule of Trade and Other Payables (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Trade and Other Payables [Abstract]
Trade creditors	$ 6,490,684	$ 108,922,112
Shareholders and other related parties (Note 17)		37,985
Trade creditors - Joint ventures and associates (Note 13)	620,034	52,778,206
Taxes	12,647	5,877,930
Miscellaneous	200,568	1,321,303
Trade and Other Payable	$ 7,323,933	$ 168,937,536